SCHEDULE OF AMOUNTS FROM LOCAL CURRENCY (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Current JPY: US$1 exchange rate	156.56	158.18	141.83
Average JPY: US$1 exchange rate	149.61	151.69	140.67